Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Intangible Assets and Goodwill

9.           Intangible Assets and Goodwill

Intangible assets and goodwill relate primarily to the allocation of purchase price associated with the Refinitiv Transaction, the acquisition by TR of Tradeweb Group LLC in 2004, the merger in 2010 of the Company with Tradeweb NewMarkets LLC (“NewMarkets”), which was a company owned by the Banks and TR (the “Merger”), the purchase of the RaffCap business in 2011 and the purchase of BondDesk in 2013. The following is a summary of goodwill (in thousands):

	Successor	Predecessor
	December 31,	December 31,
	2018	2017
Refinitiv Transaction	$2,694,797	$—
TR Acquisition	—	334,185
Merger	—	66,484
RaffCap Business	—	49,200
BondDesk	—	103,158
Other	—	10,394
Total	$2,694,797	$563,421

The following is a summary of intangible assets which have an indefinite useful life (in thousands):

	Successor	Predecessor
	December 31,	December 31,
	2018	2017
Licences	$168,800	$12,000
Tradename	154,300	—
Total	$323,100	$12,000

Intangible assets that are subject to amortization, including the related accumulated amortization, are comprised as follows (in thousands):

		Successor			Predecessor
		December 31, 2018			December 31, 2017
	Amortization		Accumulated	Net Carrying		Accumulated	Net Carrying
	Period	Cost	Amortization	Amount	Cost	Amortization	Amount
Customer relationships - Refinitiv Transaction	12 Years	$928,200	$(19,338)	$908,862	$—	$—	$—
Content and data	7 Years	154,400	(5,514)	148,886	—	—	—
Customer relationships - Fixed Income Business	13 Years	—	—	—	155,284	(155,270)	14
Customer relationships - DW	11 Years	—	—	—	65,000	(42,348)	22,652
Customer relationships - RaffCap	12 Years	—	—	—	17,600	(9,166)	8,434
Customer relationships - BondDesk	15 Years	—	—	—	104,000	(28,806)	75,194
Customer relationships - Other	10 Years	—	—	—	2,100	(385)	1,715
Tradenames	10 Years	—	—	—	200	(125)	75
Liquidity contracts	16 Years	—	—	—	185,000	(82,865)	102,135
		$1,082,600	$(24,852)	$1,057,748	$529,184	$(318,965)	$210,219

For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, amortization expense relating to these assets was $24,852,000, $19,576,000,  $31,236,000 and $41,125,000, respectively.

The estimated annual future amortization for existing intangibles assets through December 31, 2023 is as follows (in thousands):

Year	Amount
2019	$99,408
2020	99,408
2021	99,408
2022	99,408
2023	99,408